UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks and Warrants 97.3%
Australia 8.3%
Andean Resources Ltd.*	7,500,000	5,966,225
Dragon Mountain Gold Ltd.*	1,400,000	536,917
Equigold NL	3,156,100	6,443,862
Kingsgate Consolidated Ltd.	1,497,479	6,263,900
Mineral Deposits Ltd.*	3,797,000	4,691,254
Moto Goldmines Ltd.*	1,095,000	4,044,151
Newcrest Mining Ltd.	685,830	14,430,928
Sino Gold Mining Ltd.*	1,540,661	7,515,828
Sylvania Resources Ltd.*	2,145,600	5,420,212

(Cost $36,617,661)		55,313,277

Canada 47.3%
African Minerals Co. (Warrants) "SP" 144A, Expiration Date 11/21/2008* (a)	750,000	2,730,000
African Minerals Co. (Warrants) 144A, Expiration Date 9/24/2008* (a)	1,000,000	4,370,000
Agnico-Eagle Mines Ltd.	711,100	30,250,194
Alamos Gold, Inc.*	983,760	6,178,470
Anatolia Minerals Development Ltd.*	800,000	4,199,475
Aurelian Resources, Inc.*	203,600	1,423,750
AXMIN, Inc.*	2,000,000	1,781,027
Barrick Gold Corp.	1,692,284	55,584,581
Bear Creek Mining Corp.*	932,370	7,079,300
Crystallex International Corp.*	562,800	1,907,892
Detour Gold Corp.*	333,000	2,160,068
Eldorado Gold Corp.*	3,256,800	14,806,412
Frontier Pacific Mining Corp.*	2,376,000	1,670,416
Gammon Gold, Inc.*	279,917	3,153,920
Gold Eagle Mines Ltd.*	240,000	1,698,538
Goldcorp, Inc. (b)	937,965	23,833,691
Goldcorp, Inc. (b)	1,969,800	50,038,976
Great Basin Gold Ltd. (Warrants), Expiration Date 4/19/2009* (a)	248,050	153,462
Great Basin Gold Ltd.*	2,646,100	7,515,638
High River Gold Mines Ltd.*	1,796,000	5,016,948
IAMGOLD Corp.	469,200	3,870,416
Kinross Gold Corp.*	3,854,539	49,861,866
Linear Gold Corp.*	520,000	1,228,346
Miramar Mining Corp.*	1,890,800	9,056,982
Red Back Mining, Inc.*	400,000	2,287,214
Shore Gold, Inc.*	919,800	4,104,095
Silver Wheaton Corp.*	1,175,400	16,114,734
Silvercorp Metals, Inc.*	232,800	4,534,668

(Cost $273,436,641)		316,611,079
Papua New Guinea 6.4%
Lihir Gold Ltd.* (Cost $32,013,044)	16,323,300	42,565,144
Russia 2.3%
Polyus Gold (ADR)* (Cost $17,676,197)	381,471	15,161,855
South Africa 20.6%
Anglo Platinum Ltd.	253,570	34,855,094
Gold Fields Ltd. (ADR)	3,082,100	50,916,292
Harmony Gold Mining Co., Ltd. (ADR)*	2,018,100	27,930,504
Impala Platinum Holdings Ltd. (ADR)	828,700	24,322,345

(Cost $118,791,314)		138,024,235
United Kingdom 8.2%
Highland Gold Mining Ltd.*	1,469,700	3,222,233
Lonmin PLC	445,175	31,399,970
Petra Diamonds Ltd.*	378,237	1,027,047
Randgold Resources Ltd. (ADR)	834,300	19,105,470

(Cost $36,643,055)		54,754,720
United States 4.2%
Meridian Gold, Inc.*	785,500	22,174,665
Metallica Resources, Inc.*	1,307,000	6,199,306

(Cost $25,728,380)		28,373,971

Total Common Stocks and Warrants (Cost $540,906,292)		650,804,281

	Exchange Traded Funds 1.2%
iShares Silver Trust* (Cost $8,649,125)					65,000	8,323,250
	Cash Equivalents 0.5%
Cash Management QP Trust, 5.35% (c) (Cost $3,167,434)					3,167,434	3,167,434
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $552,722,851)					99.0	662,294,965
Other Assets and Liabilities, Net					1.0	6,644,534

Net Assets					100.0	668,939,499

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
	African Minerals Co. (Warrants) "SP" 144A	November 2003	6,000,000	2,730,000	0.41
	African Minerals Co. (Warrants) 144A	September 2003	6,000,000	4,370,000	0.65
	Great Basin Gold Ltd. (Warrants)	April 2007	0	153,462	0.02
	Total Restricted Securities			7,253,462	1.08
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At July 31, 2007, the DWS Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)
Tier breakdown of the Fund's common stocks
Tier I
Premier producing companies	51%

Tier II
Major established producers	28%

Tier III
Junior producers	8%

Tier IV

Companies with some production on in startup	7%

Tier V
Exploration companies, may have resources	6%
100%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007